CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Millions	Total USD ($)	Total	Common shares [Member] USD ($)	Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Redeemable Noncontrolling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2010								$ 4
Beginning balance at Dec. 31, 2010	4,559		2,557	610	629	(183)	946
Net income	637				545		92
Net income, excluding redeemable non controlling interests								2
Other comprehensive income, net of tax	(404)					(346)	(58)
Dividend paid	(10.0)						(10.0)	(1.0)
Increase in noncontrolling interest due to change in ownership	17			(11)			28
Other changes	58				33		25
Ending balance at Dec. 31, 2011								5
Ending balance at Dec. 31, 2011	4,857		2,557	599	1,207	(529)	1,023
Net income	872				756		116
Net income, excluding redeemable non controlling interests								4
Other comprehensive income, net of tax	(422)					(382)	(40)
Dividend paid	(614.0)				(308.0)		(306.0)	(2.0)
Increase in noncontrolling interest due to change in ownership	63			(14)			77
Increase/(decrease) in the reserve for share-based payment	8				8
Capital increase	13		8	(8)			13
Other changes	48				30		18
Ending balance at Dec. 31, 2012	7							7
Ending balance at Dec. 31, 2012	4,825		2,565	577	1,693	(911)	901
Net income	821				677		144
Net income, excluding redeemable non controlling interests								7
Other comprehensive income, net of tax	(353)					(334)	(19)
Dividend paid	(366.0)				(366.0)			(2.0)
Increase in noncontrolling interest due to change in ownership	20			(44)			64
Increase/(decrease) in the reserve for share-based payment	21			29	(8)
Other changes	(13)				(30)		17
Impact from the Merger -Cancellation of Fiat Industrial S.p.A. share capital and issuance of CNH Industrial N.V. share capital			(2,541)	2,541
-Purchase of ownership interests in CNH Global N.V. from non-controlling interests			1	1,180		(128)	(1,053)
Ending balance at Dec. 31, 2013	12							12
Ending balance at Dec. 31, 2013	$ 4,955		$ 25	$ 4,283	$ 1,966	$ (1,373)	$ 54